UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21539
                                                    -----------

                First Trust Senior Floating Rate Income Fund II
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             120 East Liberty Drive
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                             120 East Liberty Drive
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                  Date of reporting period: November 30, 2012
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                  SEMI-ANNUAL
                                     REPORT
                            FOR THE SIX MONTHS ENDED
                               NOVEMBER 30, 2012



FIRST TRUST
SENIOR FLOATING RATE
INCOME FUND II


FIRST TRUST

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2012


Shareholder Letter ............................................................1
At A Glance ...................................................................2
Portfolio Commentary ..........................................................3
Portfolio of Investments ......................................................6
Statement of Assets and Liabilities ..........................................18
Statement of Operations ......................................................19
Statements of Changes in Net Assets ..........................................20
Statement of Cash Flows ......................................................21
Financial Highlights .........................................................22
Notes to Financial Statements ................................................23
Additional Information .......................................................29


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Senior Floating Rate Income Fund II (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               NOVEMBER 30, 2012


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Senior Floating Rate Income Fund II (the "Fund").

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality financial solutions regardless of market ups and downs. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We are committed to this approach in the products we manage or supervise and offer to investors.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the New Year and to the next edition of your Fund's report.


Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Senior Floating Rate Income Fund II and Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
"AT A GLANCE"
AS OF NOVEMBER 30, 2012 (UNAUDITED)


--------------------------------------------------------------------
FUND STATISTICS
--------------------------------------------------------------------
Symbol on New York Stock Exchange                               FCT
Common Share Price                                           $15.24
Common Share Net Asset Value ("NAV")                         $14.92
Premium (Discount) to NAV                                      2.14%
Net Assets Applicable to Common Shares                 $378,704,931
Current Monthly Distribution per Common Share (1)           $0.0875
Current Annualized Distribution per Common Share            $1.0500
Current Distribution Rate on Closing Common Share Price (2)    6.89%
Current Distribution Rate on NAV (2)                           7.04%
--------------------------------------------------------------------


--------------------------------------------------------------------
          COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
--------------------------------------------------------------------

         Common Share Price        NAV
11/11        $13.17              $14.08
              13.16               14.04
              13.09               14.07
              13.10               14.07
              13.34               14.13
12/11         13.19               14.09
              13.95               14.22
              14.15               14.31
              14.27               14.38
1/12          14.36               14.48
              14.30               14.49
              14.37               14.53
              14.39               14.55
2/12          14.52               14.58
              14.74               14.54
              14.74               14.55
              14.78               14.60
3/12          14.78               14.62
              14.97               14.68
              14.63               14.64
              14.43               14.64
              14.48               14.69
4/12          14.66               14.75
              14.58               14.72
              14.62               14.74
              14.08               14.55
5/12          14.45               14.51
              14.18               14.36
              13.95               14.38
              14.11               14.41
6/12          14.44               14.49
              14.70               14.55
              14.36               14.52
              14.61               14.60
              14.85               14.63
7/12          15.01               14.63
              15.09               14.60
              15.01               14.66
              15.07               14.70
8/12          15.11               14.74
              15.19               14.77
              15.10               14.75
              15.42               14.87
              15.66               14.90
9/12          15.78               14.90
              15.49               14.86
              15.24               14.89
              15.24               14.93
10/12         15.66               14.91
              15.87               14.85
              15.16               14.88
              15.00               14.85
              15.40               14.89
11/12         15.24               14.92
--------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                              PERFORMANCE
--------------------------------------------------------------------------------------------------------------------------
                                                                                         Average Annual Total Return
                                                                                    ------------------------------------
                                           6 Months Ended    1 Year Ended          5 Years Ended   Inception (5/25/2004)
                                             11/30/2012       11/30/2012            11/30/2012         to 11/30/2012
FUND PERFORMANCE (3)
NAV                                             6.57%           13.15%                 3.33%               3.73%
Market Value                                    9.99%           23.55%                 6.29%               3.43%

INDEX PERFORMANCE
S&P/LSTA Leveraged Loan Index                   4.80%            9.36%                 5.58%               5.22%
--------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------
                                           % OF TOTAL
ASSET CLASSIFICATION                      INVESTMENTS
-----------------------------------------------------
Media                                           8.3
Health Care Providers & Services                6.8
Chemicals                                       5.2
Diversified Financial Services                  4.9
Software                                        4.5
Hotels, Restaurants & Leisure                   4.4
Health Care Equipment & Supplies                4.4
Independent Power Producers & Energy Traders    4.3
Pharmaceuticals                                 4.1
Commercial Services & Supplies                  3.5
Food Products                                   3.5
Auto Components                                 3.4
Specialty Retail                                3.2
Diversified Telecommunication Services          3.0
Professional Services                           2.9
Capital Markets                                 2.8
Health Care Technology                          2.3
Oil, Gas & Consumable Fuels                     2.1
Insurance                                       1.8
Life Sciences Tools & Services                  1.8
Aerospace & Defense                             1.8
Diversified Consumer Services                   1.8
Wireless Telecommunication Services             1.7
Real Estate Management & Development            1.4
Containers & Packaging                          1.4
Road & Rail                                     1.2
IT Services                                     1.2
Construction & Engineering                      1.1
Machinery                                       1.1
Biotechnology                                   1.0
Consumer Finance                                1.0
Metals & Mining                                 1.0
Building Products                               0.9
Electric Utilities                              0.9
Leisure Equipment & Products                    0.7
Automobiles                                     0.7
Semiconductors & Semiconductor Equipment        0.7
Industrial Conglomerates                        0.7
Food & Staples Retailing                        0.7
Real Estate Investment Trusts (REITs)           0.6
Communications Equipment                        0.6
Internet & Catalog Retail                       0.4
Textiles, Apparel & Luxury Goods                0.2
-----------------------------------------------------
                                      Total   100.0%
                                              =====


-----------------------------------------------------
                                           % OF TOTAL
CREDIT QUALITY (S&P RATINGS) (4)          INVESTMENTS
-----------------------------------------------------
BBB-                                            4.6%
BB+                                             6.2
BB                                             10.5
BB-                                            25.0
B+                                             31.4
B                                              14.9
B-                                              0.7
CCC+                                            1.8
CCC                                             0.5
SD                                              0.0*
NR                                              1.2
NR (Privately rated securities)                 3.2
-----------------------------------------------------
                                      Total   100.0%
                                              =====

* Amount is less than 0.1%

-----------------------------------------------------
                                           % OF TOTAL
TOP 10 ISSUERS                            INVESTMENTS
-----------------------------------------------------
Harrah's Entertainment, Inc.                    1.5%
Asurion Corp.                                   1.4
Calpine Corp.                                   1.3
Nuveen Investments, Inc.                        1.2
First Data Corp.                                1.2
Reynolds Consumer Products Holdings, Inc.       1.1
Intelsat Jackson Holdings S.A.                  1.1
Vanguard Health Systems, Inc.                   1.1
Grifols, S.A.                                   1.0
EnergySolutions, LLC                            1.0
-----------------------------------------------------
                                      Total    11.9%
                                              =====


(1) Most recent distribution paid or declared through 11/30/2012. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share Price or NAV, as applicable, as of 11/30/2012. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. From inception to October 12, 2010, Four Corners Capital Management, LLC served as the Fund's sub-advisor. Effective October 12, 2010, the Leveraged Finance Investment Team of First Trust Advisors L.P. assumed the day-to-day responsibility for management of the Fund's portfolio. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4) Ratings below BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                               NOVEMBER 30, 2012


                               INVESTMENT MANAGER

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. As of November 30, 2012, First Trust managed or supervised $62.36 billion in assets. The First Trust Leveraged Finance Investment Team began managing the First Trust Senior Floating Rate Income Fund II on October 12, 2010. The experienced professionals comprising the First Trust Leveraged Finance Investment Team hail from one of the largest managers in the senior loan business and manage or supervise approximately $878.9 million in assets, as of November 30, 2012. The team's experience includes managing senior secured floating-rate corporate loans ("senior loans") in both the U.S. and Europe, managing high-yield debt and corporate restructuring expertise. The team has managed institutional separate accounts, comingled funds, structured products and retail funds.

                           PORTFOLIO MANAGEMENT TEAM

WILLIAM HOUSEY, CFA
SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

Mr. Housey is the Senior Portfolio Manager for the Leveraged Finance Investment Team at First Trust. Mr. Housey has over 16 years of investment experience. Prior to joining First Trust, Mr. Housey served as Executive Director and co-portfolio manager at Van Kampen Funds, Inc., a wholly-owned subsidiary of Morgan Stanley ("Morgan Stanley/Van Kampen"). Mr.Housey has extensive experience in portfolio management of both leveraged and unleveraged credit products, including senior loans, high-yield bonds, credit derivatives and corporate restructurings. Mr. Housey received a BS in Finance from Eastern Illinois University and an MBA in Finance as well as Management and Strategy from Northwestern University's Kellogg School of Business. Mr. Housey holds the Chartered Financial Analyst designation.

SCOTT D. FRIES, CFA
VICE PRESIDENT, PORTFOLIO MANAGER

Mr. Fries is Co-Portfolio Manager for the Leveraged Finance Investment Team at First Trust. Mr. Fries began his career at Morgan Stanley/Van Kampen in 1994 and has over 18 years of investment industry experience, most recently as Executive Director and co-portfolio manager of institutional separately managed accounts. Mr. Fries received a BA in International Business from Illinois Wesleyan University and an MBA in Finance from DePaul University. Mr. Fries holds the Chartered Financial Analyst designation.

                                   COMMENTARY

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II

The primary investment objective of the First Trust Senior Floating Rate Income Fund II ("FCT" or the "Fund") is to seek a high level of current income. As a secondary objective, the Fund attempts to preserve capital. The Advisor pursues the Fund's objectives by investing in a portfolio of senior loans. There can be no assurance that the Fund's investment objectives will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

Despite numerous macro headline risks, including the European debt crisis, the fiscal cliff, and the U.S. presidential election, the senior loan market provided steadily positive returns for the six-month period ended November 30, 2012. The S&P/LSTA Leveraged Loan Index (the "Index") provided a return of 4.80% for the six-month period, posting a positive return in each of the six monthly periods. The consistent positive performance for the reporting period was put to the test in the final month as the equity markets sold off sharply following the presidential election. While loan prices generally softened in mid-November, the income generated by the Index's senior loan assets more than covered any price volatility, which allowed its total return to remain positive in this period of volatility.

From a credit quality standpoint, lower credit-quality issues provided the best performance over the reporting period. Lower-rated CCC rated issues returned 10.91% for the period, significantly outperforming the higher credit quality B rated issues (+4.67%) and BB rated issues (+3.78%).

A combination of relatively stable financial performance on the part of senior loan issuers and robust demand for the asset class supported the strong returns for the period. The default level in the market remained low, supported by generally good corporate performance and attractive capital market conditions, allowing issuers to refinance existing debt. The default rate within the senior loan market ended November at 1.28%, and remains significantly below the long-term average default rate of 3.38% (period March 1999 - November 2012). On the demand side, we have witnessed significant demand from

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                               NOVEMBER 30, 2012


institutional investors along with positive inflows into retail senior loan mutual funds, which have provided support for loan prices. We believe many investors have been attracted by the relatively high income, senior secured position in the capital structure, and floating rate nature (which may limit risk in rising interest rate environments) of the asset class. These positive factors helped drive the average loan price in the market up over 2 points from
94.8 at the start of the period to 97.2 at the end of November.

Overall, the fundamental and technical conditions within the senior loan market were quite positive over the period, which led to robust returns.

FUND PERFORMANCE

For the six-month period ended November 30, 2012, the Fund generated a net asset value ("NAV") return(1) of 6.57% and a market price return of 9.99%. The Fund's market price moved from a discount to NAV at the start of the period, to a premium to NAV at the end of November. At the start of the period, the Fund traded at a -0.83% discount to NAV and at the end of November the Fund was trading at a 2.15% premium to NAV.

From an income perspective, the Fund increased its monthly distribution four times over the reporting period. The monthly distribution rate began the period at $0.08 per share and ended the period at $0.0875 per share, a 9.4% increase in the distribution rate. At the end of November, the $0.0875 distribution rate translated into a 6.89% yield at market price and a 7.04% yield at NAV.

The Fund's NAV return outperformed the Index by 177 basis points (6.57% for the Fund, 4.80% for the Index). (While the S&P/LSTA Leveraged Loan Index consists of leveraged loans, the index itself is not leveraged.) The Fund was significantly underweight lower credit quality issues (2.40% rated CCC or lower in the Fund vs. 8.86% for the Index), which detracted from relative returns for the period as those lower-quality issues provided the strongest returns on average. However, the Fund benefited from the use of leverage as well as good issue selection across several industries. While the lower credit-quality issues in the market showed strong returns for the period, the investment team continues to believe that a more favorable risk/reward profile can currently be achieved in higher credit rated issues.

An important factor impacting the return of the Fund relative to its benchmark was the Fund's use of financial leverage through the use of bank borrowings. The Fund uses leverage because its managers believe that, over time, leverage provides opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by the Fund decline, the negative impact of the valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by the Fund generally are rising.

MARKET AND FUND OUTLOOK

In our view, the senior loan market continues to offer some compelling opportunities. Senior loan issuers have shown the ability to continue to perform well given an economic backdrop characterized by modest GDP growth and low inflation. We expect this environment to persist for some time, which bodes well for the asset class. Issuers generally will be able to service debt levels in a slow growth environment, which should keep default rates at a modest level. These positive fundamentals should also help support the technical conditions in the market. Demand for the asset class is likely to remain strong in our view, as the combination of relatively high income, senior secured position in the capital structure, and floating interest rate nature of the asset class may still remain appealing to investors.

We expect our rigorous credit process and focus on identifying the most compelling risk-adjusted return opportunities in the market will continue to position the portfolio well for the periods ahead. The portfolio strategy of balancing the goal of high current income with portfolio risk remains unchanged. We do not anticipate changing the average credit quality of the portfolio in a meaningful way going forward. In the upcoming periods, we expect the new issue market to remain healthy, thereby potentially providing additional opportunities, which may enhance the portfolio characteristics. The combination of attractive new issuance and our focus on relative value opportunities across the market should continue to position the Fund's portfolio well for the periods ahead.


-------------------------
1 Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                               NOVEMBER 30, 2012


DISCLOSURE

The Fund's portfolio holdings are subject to change without notice. Any mention of specific securities is not a recommendation or solicitation for any person to buy, sell or hold any particular security. There is no assurance that the Fund currently holds these securities.

The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing to calculate market value change. On a real-time basis, the Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. (Information gathered from Standard & Poor's LCD.)

This report may contain information obtained from third parties, including ratings from credit ratings agencies such as Standard & Poor's. Reproduction and distribution of third party content in any form is prohibited except with the prior written permission of the related third party. Third party content providers do not guarantee the accuracy, completeness, timeliness or availability of any information, including ratings, and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such content. THIRD PARTY CONTENT PROVIDERS GIVE NO EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. THIRD PARTY CONTENT PROVIDERS SHALL NOT BE LIABLE FOR ANY DIRECT, INDIRECT, INCIDENTAL, EXEMPLARY, COMPENSATORY, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, COSTS, EXPENSES, LEGAL FEES, OR LOSSES (INCLUDING LOST INCOME OR PROFITS AND OPPORTUNITY COSTS) IN CONNECTION WITH ANY USE OF THEIR CONTENT, INCLUDING RATINGS. Credit ratings are statements of opinions and are not statements of fact or recommendations to purchase, hold or sell securities. They do not address the suitability of securities or the suitability of securities for investment purposes, and should not be relied on as investment advice.

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a)
NOVEMBER 30, 2012 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (b)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (c)     MATURITY (d)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - 147.6%

             AEROSPACE & DEFENSE -  2.7%
$  1,200,000 Booz Allen Hamilton, Inc., Term Loan B ........    Ba3      BB       4.50%        07/18/19    $  1,209,252
   3,604,060 DynCorp International, Inc., Term Loan ........    Ba2      BB-      6.25%        07/07/16       3,616,674
   2,000,000 Engility Holdings, Inc., Term Loan B ..........    Ba2      BB+      5.75%        07/13/17       1,972,500
   2,947,500 Transdigm, Inc., Term Loan B ..................    Ba2      BB-      4.00%        02/14/17       2,956,726
     374,411 Transdigm, Inc., Term Loan B2 .................    Ba2      BB-      4.00%        02/14/17         375,973
                                                                                                           ------------
                                                                                                             10,131,125
                                                                                                           ------------

             AGRICULTURAL PRODUCTS - 1.1%
     477,742 Dole Food Company, Inc., Term Loan B2 .........    Ba2      BB-   5.00%-6.00%     07/08/18         478,712
     854,908 Dole Food Company, Inc., Term Loan C2 .........    Ba2      BB-   5.00%-6.00%     07/08/18         856,644
   2,950,000 Jimmy Sanders, Term Loan B ....................    B2        B       6.75%        11/15/18       2,870,733
                                                                                                           ------------
                                                                                                              4,206,089
                                                                                                           ------------

             ALTERNATIVE CARRIERS - 2.3%
   5,925,000 Intelsat Jackson Holdings S.A., Term Loan B ...    B1       BB-      4.50%        04/02/18       5,939,812
   2,850,000 Telesat Canada, Term Loan B ...................    Ba3      BB-      4.25%        03/28/19       2,864,963
                                                                                                           ------------
                                                                                                              8,804,775
                                                                                                           ------------

             ALUMINUM - 0.5%
   1,995,000 Constellium Holdco B.V., Term Loan ............    B2        B       9.25%        05/25/18       1,995,000
                                                                                                           ------------

             APPAREL RETAIL - 1.8%
   1,658,125 Ascena Retail Group, Inc., Term Loan B ........    Ba2      BB+      4.75%        06/08/18       1,666,416
   3,000,000 Neiman Marcus Group, Term Loan ................    B2       B+       4.75%        05/16/18       2,999,370
   2,100,000 Payless ShoeSource, Term Loan B ...............    B1        B       7.25%        09/19/19       2,121,000
                                                                                                           ------------
                                                                                                              6,786,786
                                                                                                           ------------

             APPLICATION SOFTWARE - 3.4%
   2,386,786 CCC Information Systems, Inc., Term Loan B ....    B1       BB-      5.75%        11/11/15       2,392,753
   2,354,512 DataTel, Inc., Term Loan B ....................    B1       B+       6.25%        07/19/18       2,381,589
   3,950,000 Eagle Parent, Inc., Term Loan B ...............    Ba3      B+       5.00%        05/16/18       3,958,650
   3,918,750 Lawson Software, Inc., Term Loan B2 ...........    Ba3      B+       5.25%        04/05/18       3,954,998
                                                                                                           ------------
                                                                                                             12,687,990
                                                                                                           ------------

             ASSET MANAGEMENT & CUSTODY BANKS - 3.8%
   2,785,714 Hamilton Lane Advisors, Term Loan B ...........  NR (e)   NR (e)     6.50%        02/28/18       2,771,786
   2,000,000 Harbourvest Partners L.P., Term Loan B ........  NR (e)   NR (e)     4.75%        11/20/17       2,002,500
   2,200,570 Mondrian Investment Partners Ltd.,
                Term Loan B ................................    Ba2      BB       5.50%        07/12/18       2,211,573
     781,583 Munder Capital Management, Incremental
                Term Loan ..................................  NR (e)   NR (e)     6.00%        03/23/15         758,135
   4,704,791 Nuveen Investments, Inc., Extended
                Term Loan ..................................    B2        B    5.81%-5.86%     05/13/17       4,706,249
   2,000,000 Nuveen Investments, Inc., Incremental
                Term Loan ..................................    B2        B       7.25%        05/13/17       2,010,000
                                                                                                           ------------
                                                                                                             14,460,243
                                                                                                           ------------

             AUTO PARTS & EQUIPMENT - 4.1%
   2,992,500 Allison Transmission, Inc., Term Loan B3 ......    Ba3      BB-      4.25%        08/15/19       3,005,338
   2,700,000 HHI Holdings, LLC, Term Loan B ................    B2       B+       6.00%        09/18/19       2,700,000
   1,952,099 Metaldyne, LLC, Term Loan B ...................    B1       B+       5.25%        05/18/17       1,952,099
     565,213 Schrader International, Inc., Term Loan .......    B1        B       6.25%        04/27/18         570,865
     434,787 Schrader International, Inc., US Term Loan ....    B1        B       6.25%        04/27/18         439,135


Page 6              See Notes to Financial Statements



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
NOVEMBER 30, 2012 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (b)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (c)     MATURITY (d)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

             AUTO PARTS & EQUIPMENT - (CONTINUED)
$  3,000,000 Sequa Automotive Group, Term Loan B ...........   B1        B+       6.25%        11/15/18    $  2,966,250
   1,768,257 Tomkins, PLC, Term Loan B .....................   Ba2       BB       4.25%        09/29/16       1,775,259
   2,000,000 Transtar Holding Co., Term Loan B .............   B1        B+       5.50%        10/02/18       2,010,000
                                                                                                           ------------
                                                                                                             15,418,946
                                                                                                           ------------

             AUTOMOBILE MANUFACTURERS - 1.1%
   3,972,349 Chrysler Group, LLC, Term Loan B ..............   Ba2       BB       6.00%        05/24/17       4,057,278
                                                                                                           ------------

             AUTOMOTIVE RETAIL - 1.2%
   1,914,069 KAR Holdings, Inc., Term Loan B ...............   Ba3      BB-       5.00%        05/19/17       1,926,032
   2,750,000 Pilot Travel Centers, LLC, Term Loan B2 .......   Ba2       BB       4.25%        08/01/19       2,763,750
                                                                                                           ------------
                                                                                                              4,689,782
                                                                                                           ------------

             BIOTECHNOLOGY - 1.5%
   5,746,677 Grifols, SA, Term Loan B ......................   Ba2      BB+       4.50%        06/01/17       5,805,925
                                                                                                           ------------

             BROADCASTING - 6.9%
   6,677,409 Clear Channel Communications, Inc.,
                Term Loan B ................................  Caa1      CCC+      3.86%        01/29/16       5,417,048
   1,983,396 Cumulus Media Holdings, Inc., Term Loan,
                First Lien .................................   Ba2      BB-       5.75%        09/16/18       1,990,834
   1,000,000 Cumulus Media Holdings, Inc.,
                Term Loan, Second Lien .....................   B2       CCC+      7.50%        03/18/19       1,022,500
   2,100,000 FoxCo Acquisition, LLC, Term Loan B ...........   B2        B+       5.50%        07/14/17       2,123,625
   1,276,377 Hubbard Radio, LLC, Term Loan .................   Ba3       B+       5.25%        04/28/17       1,277,973
   2,126,786 LIN Television Corp., Term Loan B .............   Ba3      BB-       5.00%        12/21/18       2,138,760
     278,571 Nexstar Broadcasting, Delayed Draw
                Term Loan ..................................   Ba2       BB       4.50%        11/19/19         279,443
   1,346,429 Nexstar Broadcasting, Term Loan ...............   Ba2       BB       4.50%        11/19/19       1,350,643
   1,975,000 Raycom TV Broadcasting, LLC,
                Term Loan B ................................   NR        NR       4.25%        05/31/17       1,965,125
   3,791,310 Sinclair Broadcasting Group, Inc.,
               Term Loan B .................................   Ba1      BB+       4.00%        10/28/16       3,797,907
   4,881,438 Univision Corp., Extended Term Loan ...........   B2        B+       4.46%        03/31/17       4,764,723
                                                                                                           ------------
                                                                                                             26,128,581
                                                                                                           ------------

             BUILDING PRODUCTS - 1.3%
   3,474,994 Unifrax, LLC, Term Loan B .....................   B2        B+       6.50%        11/28/18       3,503,941
   1,428,571 Wilsonart International, Term Loan B ..........   B2        B+       5.50%        10/31/19       1,435,714
                                                                                                           ------------
                                                                                                              4,939,655
                                                                                                           ------------

             CABLE & SATELLITE - 1.8%
   1,965,000 Bresnan Broadband Holdings, LLC,
                Term Loan B ................................   Ba3      BB+       4.50%        12/14/17       1,969,559
   2,916,667 Kabel Deutschland, Term Loan F ................   Ba2       BB       4.25%        02/01/19       2,933,437
   1,909,091 UPC Financing Partnership, Term Loan A ........   Ba3      BB-       4.75%        12/31/17       1,906,361
                                                                                                           ------------
                                                                                                              6,809,357
                                                                                                           ------------

             CASINOS & GAMING - 4.2%
   4,000,000 Harrah's Entertainment, Inc., Term Loan B2 ....   B2        B        3.21%        01/28/15       3,875,000
   2,992,500 Harrah's Entertainment, Inc., Term Loan B3 ....   B2        B     3.21%-3.22%     01/28/15       2,898,985
   2,000,000 Harrah's Entertainment, Inc., Term Loan B6 ....   B2        B        5.46%        01/28/18       1,791,420
   1,326,667 Pinnacle Entertainment, Inc., Term Loan B .....   Ba1      BB+       4.00%        03/19/19       1,329,983


                 See Notes to Financial Statements                        Page 7




FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
NOVEMBER 30, 2012 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (b)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (c)     MATURITY (d)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

             CASINOS & GAMING - (CONTINUED)
$    533,333 ROC Finance, LLC, Delayed Draw
                Term Loan (g) ..............................    B1      BB-     2.25%(f)       08/19/17    $    546,667
   3,466,667 ROC Finance, LLC, Term Loan ...................    B1      BB-       8.50%        08/19/17       3,553,333
   2,000,000 Station Casinos, LLC, Term Loan B .............    B2       B+       5.50%        09/18/19       2,005,000
                                                                                                           ------------
                                                                                                             16,000,388
                                                                                                           ------------

             COAL & CONSUMABLE FUELS - 0.7%
   2,757,500 Arch Coal, Inc., Term Loan ....................   Ba3       BB       5.75%        05/16/18       2,781,628
                                                                                                           ------------

             COMMERCIAL PRINTING - 1.0%
   2,443,617 Cenveo Corp., Term Loan .......................   Ba3      BB-       6.63%        12/21/16       2,457,374
   1,333,333 SGS International, Inc., Term Loan B ..........    B1       B        6.00%        10/11/19       1,331,667
                                                                                                           ------------
                                                                                                              3,789,041
                                                                                                           ------------

             COMMODITY CHEMICALS - 0.8%
     657,692 Tronox, Inc., Delayed Draw Term Loan ..........   Ba2      BBB-      4.25%        02/08/18         661,165
   2,411,538 Tronox, Inc., Term Loan .......................   Ba2      BBB-      4.25%        02/08/18       2,424,271
                                                                                                           ------------
                                                                                                              3,085,436
                                                                                                           ------------

             COMMUNICATIONS EQUIPMENT - 0.8%
   3,076,555 Commscope, Inc., Term Loan B ..................   Ba3       BB       4.25%        01/14/18       3,090,030
                                                                                                           ------------

             CONSTRUCTION & ENGINEERING - 1.6%
   3,964,962 Terex Corp., Term Loan ........................   Ba2       BB       4.50%        04/28/17       3,998,427
   2,100,000 WireCo Worldgroup, Inc., Term Loan B ..........   Ba2      BB-       6.00%        02/15/17       2,123,625
                                                                                                           ------------
                                                                                                              6,122,052
                                                                                                           ------------

             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.4%
   1,500,000 Navistar International Corp., Term Loan B .....   Ba2       B+       7.00%        08/16/17       1,502,835
                                                                                                           ------------

             CONSUMER FINANCE - 1.9%
   2,950,000 Altisource Solutions S.a.r.l., Term Loan B ....    B1      BB-       5.75%        11/20/19       2,950,000
   1,251,105 Ocwen Financial Corp., Term Loan ..............    B1       B        7.00%        09/01/16       1,252,143
   1,500,000 Residential Capital, LLC, Term Loan A1 ........    NR       BB       5.00%        11/14/13       1,500,630
   1,392,857 Walter Investment Management Corp.,
               Term Loan B .................................    B1       B+       5.75%        11/16/17       1,393,735
                                                                                                           ------------
                                                                                                              7,096,508
                                                                                                           ------------

             DATA PROCESSING & OUTSOURCED SERVICES - 1.0%
   3,944,154 Harland Clarke Holdings Corp., Term Loan B2 ...    B1       B+       5.46%        06/30/17       3,633,551
                                                                                                           ------------

             DIVERSIFIED CHEMICALS - 1.7%
   3,908,929 Ineos Group Ltd., Term Loan ...................    B1       B+       6.50%        05/04/18       3,953,490
   2,400,000 Univar, Inc., Term Loan B .....................    B2       B+       5.00%        06/30/17       2,384,496
                                                                                                           ------------
                                                                                                              6,337,986
                                                                                                           ------------

             DIVERSIFIED REAL ESTATE ACTIVITIES - 0.7%
   1,770,435 iStar Financial, Inc., Term Loan ..............    B1      BB-       5.75%        10/11/17      1,770,877-
     900,022 iStar Financial, Inc., Term Loan A1 ...........   Ba3      BB-       5.25%        03/19/16         907,339
                                                                                                           ------------
                                                                                                              2,678,216
                                                                                                           ------------

             DIVERSIFIED SUPPORT SERVICES - 0.5%
   1,995,000 SMG, Term Loan ................................  NR (e)   NR (e)     5.50%        06/07/18       1,999,987
                                                                                                           ------------


Page 8               See Notes to Financial Statements



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
NOVEMBER 30, 2012 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (b)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (c)     MATURITY (d)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

             ELECTRIC UTILITIES - 1.3%
$  1,995,000 Equipower Resources Holdings, LLC,
                Term Loan B ................................   Ba3       BB       5.50%        12/20/18    $  2,001,244
   3,241,410 Texas Competitive Electric Holdings
               Company, LLC, Term Loan .....................    B2      CCC    3.71%-3.81%     10/10/14       2,217,676
   1,000,000 Texas Competitive Electric Holdings
                Company, LLC, Term Loan ....................    B2      CCC    3.71%-3.81%     10/10/14         684,170
                                                                                                           ------------
                                                                                                              4,903,090
                                                                                                           ------------

             ENVIRONMENTAL & FACILITIES SERVICES - 3.3%
   2,571,429 Advanced Disposal Services, Inc., Term Loan B .    B1       B+       5.25%        09/25/19       2,598,429
   5,646,429 EnergySolutions, LLC, Term Loan ...............    B2      BB-       6.25%        08/15/16       5,418,200
   1,500,000 Progressive Waste Solutions, Term Loan B ......   Ba1      BBB-      3.50%        10/31/19       1,511,250
   1,957,668 Waste Industries USA, Inc., Term Loan B .......    B1       B+       4.75%        03/17/17       1,962,562
   1,160,833 WCA Waste Corp., Term Loan B ..................    B1       B+       5.50%        03/23/18       1,166,637
                                                                                                           ------------
                                                                                                             12,657,078
                                                                                                           ------------

             FOOTWEAR - 0.3%
     975,000 Wolverine World Wide, Inc., Term Loan B .......   Ba2       BB       4.00%        06/22/19         980,489
                                                                                                           ------------

             HEALTH CARE EQUIPMENT - 4.4%
   1,980,000 Alere, Inc., Term Loan B ......................   Ba3       B+       4.75%        06/30/17       1,985,267
   1,985,000 Alere, Inc., Term Loan B1 .....................   Ba3       B+       4.75%        06/30/17       1,990,280
     497,500 Alere, Inc., Term Loan B2 .....................   Ba3       B+       4.75%        06/30/17         498,823
   2,897,189 Carestream Health, Inc., Term Loan B ..........    B1      BB-       5.00%        02/25/17       2,876,677
   1,779,811 DJO Finance, LLC, Term Loan B2 ................   Ba3       B+       5.21%        11/01/16       1,781,395
   3,169,556 DJO Finance, LLC, Term Loan B3 ................   Ba3       B+       6.25%        09/15/17       3,180,871
     712,500 Hologic, Inc., Term Loan B ....................   Ba2      BBB-      4.50%        07/19/19         719,326
   3,478,977 Kinetic Concepts, Inc., Term Loan C1 ..........   Ba2      BB-       5.50%        05/04/18       3,502,600
                                                                                                           ------------
                                                                                                             16,535,239
                                                                                                           ------------

             HEALTH CARE FACILITIES - 5.0%
   3,157,955 Health Management Associates, Inc.,
               Term Loan B .................................   Ba3      BB-       4.50%        11/16/18       3,185,587
     333,333 Kindred Healthcare, Inc., Incremental
               Term Loan ...................................   Ba3       B+       5.25%        06/01/18         326,667
   2,146,988 Kindred Healthcare, Inc., Term Loan B .........   Ba3       B+       5.25%        06/01/18       2,105,830
   1,745,625 Select Medical Corp., Term Loan B .............   Ba3      BB-    5.50%-6.00%     06/01/18       1,749,116
   1,975,000 Surgical Care Affiliates, Inc., Term Loan B ...   Ba3       B        5.50%        06/29/18       1,966,764
   1,990,000 United Surgical Partners International, Inc.,
               Term Loan ...................................    B1       B        6.00%        04/30/19       1,994,975
   5,851,676 Vanguard Health Systems, Inc., Term Loan B ....   Ba2      BB-       5.00%        01/29/16       5,889,712
     203,720 Vantage Oncology Holdings, LLC,
                Delayed Draw Term Loan .....................    B2       B        7.75%        01/31/17         194,043
   1,676,862 Vantage Oncology Holdings, LLC, Term Loan .....    B2       B        7.75%        01/31/17       1,597,211
                                                                                                           ------------
                                                                                                             19,009,905
                                                                                                           ------------

             HEALTH CARE SERVICES - 4.2%
     950,000 Air Medical Group Holdings, Inc.,
               Term Loan B .................................    B2       B        6.50%        05/31/18         952,375
     950,000 CHG Healthcare Services, Term Loan B ..........    B1       B        5.00%        11/13/19        947,625-
   2,850,000 Davita, Inc., Term Loan B2 ....................   Ba2      BB-       4.00%        08/01/19       2,855,586


                See Notes to Financial Statements                         Page 9



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
NOVEMBER 30, 2012 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (b)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (c)     MATURITY (d)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

             HEALTH CARE SERVICES - (CONTINUED)
$  4,060,014 Emergency Medical Services Corp.,
               Term Loan B .................................    B1       B+       5.25%        05/25/18    $  4,095,539
   2,964,975 Rural Metro Corp., Term Loan, First Lien ......    B1       B+       5.75%        06/30/18       2,915,549
   2,992,500 Sheridan Healthcare, Inc., Term Loan B ........    B1       B+       6.00%        06/29/18       3,012,131
     997,500 U.S. Renal Care, Inc., Term Loan ..............    B1       B+       6.25%        07/02/19       1,007,475
                                                                                                           ------------
                                                                                                             15,786,280
                                                                                                           ------------

             HEALTH CARE SUPPLIES - 2.2%
   3,562,500 Bausch & Lomb, Inc., Term Loan B ..............    B1       B+       5.25%        05/17/19       3,607,031
   2,000,000 BSN Medical Acquisition Holding GmBH,
               Term Loan B .................................   Ba3       B+       5.00%        07/16/19       2,004,000
   2,536,006 ConvaTec, Inc., Term Loan B ...................   Ba3       B+       5.00%        12/22/16       2,549,954
                                                                                                           ------------
                                                                                                              8,160,985
                                                                                                           ------------

             HEALTH CARE TECHNOLOGY - 3.5%
   3,731,250 Emdeon Business Services, LLC,
               Term Loan B .................................   Ba3      BB-       5.00%        11/02/18       3,775,577
   1,905,069 MedAssets, Inc., Term Loan B ..................   Ba3      BB-       5.00%        11/19/16       1,906,650
   2,468,750 Trizetto Group, Inc., Term Loan B .............    B1      BB-       4.75%        05/02/18       2,434,188
   2,000,000 Trizetto Group, Inc., Term Loan,
               Second Lien .................................   Caa1     CCC+      8.50%        03/26/19       1,981,880
   3,000,000 Wolverine Healthcare Analytics, Inc.,
               Term Loan B .................................   Ba3       B+       5.75%        06/01/19       2,999,250
                                                                                                           ------------
                                                                                                             13,097,545
                                                                                                           ------------

             HOMEFURNISHING RETAIL - 1.7%
   2,400,000 Serta Simmons Holdings, LLC, Term Loan B ......    B1       B+       5.00%        09/19/19       2,397,000
   4,000,000 Tempur-Pedic International, Inc., Term Loan B .   Ba3       BB       5.00%        11/20/19       4,013,000
                                                                                                           ------------
                                                                                                              6,410,000
                                                                                                           ------------

             HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.4%
   1,400,000 Genpact International, Inc., Term Loan B ......   Ba2      BB+       4.25%        08/17/19       1,410,500
                                                                                                           ------------

             HYPERMARKETS & SUPER CENTERS - 1.0%
   3,571,429 BJ's Wholesale Club, Inc., Term Loan,
                First Lien .................................    B3       B        5.75%        09/20/19       3,611,107
                                                                                                           ------------

             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.3%
   3,088,554 AES Corp., Term Loan B ........................   Ba1      BB+       4.25%        06/01/18       3,114,807
   3,940,000 Calpine Corp., Term Loan B1 ...................    B1      BB-       4.50%        04/01/18       3,964,231
   1,975,000 Calpine Corp., Term Loan B2 ...................    B1      BB-       4.50%        04/01/18       1,987,146
   1,400,000 Calpine Corp., Term Loan B3 ...................    B1      BB-       4.50%        09/28/19       1,408,456
   2,645,518 Freif North American Power I, LLC,
               Term Loan B .................................   Ba3      BB-       6.00%        03/29/19       2,665,360
     417,854 Freif North American Power I, LLC,
               Term Loan C .................................   Ba3      BB-       6.00%        03/29/19         420,988
   4,950,000 GWF Energy Holdings, LLC, Term Loan B .........   Ba2       BB       6.00%        11/27/18       4,851,000
   2,962,500 NRG Energy, Inc., Term Loan B .................   Baa3     BB+       4.00%        07/01/18       2,989,044
   2,538,462 Star West Generation, LLC, Term Loan B ........   Ba3       B+       6.00%        05/17/18       2,534,222
                                                                                                           ------------
                                                                                                             23,935,254
                                                                                                           ------------


Page 10            See Notes to Financial Statements



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
NOVEMBER 30, 2012 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (b)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (c)     MATURITY (d)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

             INDUSTRIAL CONGLOMERATES - 1.0%
$  1,674,844 Colfax Corp., Term Loan B .....................   Ba2      BB+       4.50%        01/11/19    $  1,695,176
   2,056,061 Tomkins Air Distribution, Term Loan B .........    B1       B        5.00%        11/05/18       2,063,771
                                                                                                           ------------
                                                                                                              3,758,947

             INDUSTRIAL MACHINERY - 1.2%
   1,811,200 Douglas Dynamics, LLC, Term Loan ..............    B1       BB       5.75%        04/18/18       1,790,824
   2,786,206 Husky International, Ltd., Term Loan B ........   Ba3       B        5.75%        06/29/18       2,821,033
                                                                                                           ------------
                                                                                                              4,611,857
                                                                                                           ------------

             INSURANCE BROKERS - 1.6%
   2,992,500 Amwins Group, LLC, Term Loan, First Lien ......   Ba2       B+       5.75%        05/23/19       3,020,480
   2,950,000 Confie Seguros Holding Co., Term Loan B .......    B2       B-       6.50%        11/08/18       2,924,187
                                                                                                           ------------
                                                                                                              5,944,667
                                                                                                           ------------

             INTEGRATED TELECOMMUNICATION SERVICES - 2.1%
   1,303,573 Avaya, Inc., Term Loan B1 .....................    B1       B        3.18%        10/24/14       1,227,914
   3,605,421 Avaya, Inc., Term Loan B3 .....................    B1       B        4.81%        10/26/17       3,152,940
   2,000,000 Hawaiian Telcom Communications, Inc.,
                Term Loan, First Lien ......................    B1       B        7.00%        02/28/17       2,033,760
   1,450,000 Ntelos, Inc., Term Loan B .....................    B1      BB-       5.75%        10/07/19       1,430,063
                                                                                                           ------------
                                                                                                              7,844,677
                                                                                                           ------------

             INTERNET RETAIL - 0.6%
   2,360,000 Web.Com, Inc., Term Loan B ....................   Ba3       B        5.50%        10/27/17       2,345,982
                                                                                                           ------------

             IT CONSULTING & OTHER SERVICES - 0.8%
   1,537,230 Presidio, Inc., Term Loan B ...................   Ba3       B+       5.75%        03/31/17       1,537,230
   1,396,500 West Corp., Term Loan B6 ......................   Ba3       B+       5.75%        06/01/18       1,417,447
                                                                                                           ------------
                                                                                                              2,954,677
                                                                                                           ------------

             LEISURE FACILITIES - 0.5%
   1,969,231 Six Flags, Inc., Term Loan B ..................    B1      BB+       4.25%        12/20/18       1,976,261
                                                                                                           ------------

             LEISURE PRODUCTS - 1.1%
   1,133,401 FGI Operating Company, LLC, Term Loan B .......   Ba3       B+       5.50%        04/11/19       1,141,901
   2,942,165 Live Nation Entertainment, Inc., Term Loan B ..   Ba2      BB-       4.50%        11/07/16       2,954,111
                                                                                                           ------------
                                                                                                              4,096,012
                                                                                                           ------------

             LIFE & HEALTH INSURANCE - 0.5%
   1,714,286 CNO Financial Group, Inc., Term Loan B2 .......   Ba3       B+       5.00%        09/20/18       1,722,857
                                                                                                           ------------

             LIFE SCIENCES TOOLS & SERVICES - 2.7%
   2,939,429 inVentiv Health, Inc., Term Loan ..............    B2       B+       6.50%        08/04/16       2,770,412
     987,500 inVentiv Health, Inc., Term Loan 3 ............    B2       B+       6.75%        05/15/18         962,812
   2,315,833 Pharmaceutical Products Development, Inc.,
                Term Loan B ................................   Ba3       B+       6.25%        12/05/18       2,349,135
   3,456,250 Quintiles Transnational Corp.,
               Term Loan B, First Lien                          B1      BB-       5.00%        06/08/18       3,464,027
     666,667 Quintiles Transnational Corp., Term Loan B1 ...    B1      BB-       4.50%        06/08/18         667,220
                                                                                                           ------------
                                                                                                             10,213,606
                                                                                                           ------------

             MANAGED HEALTH CARE - 0.8%
   3,049,083 MultiPlan, Inc., Term Loan ....................   Ba3       B        4.75%        08/26/17       3,062,438
                                                                                                           ------------


               See Notes to Financial Statements                         Page 11



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
NOVEMBER 30, 2012 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (b)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (c)     MATURITY (d)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

             MOVIES & ENTERTAINMENT - 2.9%
$  2,985,000 Alpha Topco, Ltd., Term Loan B2 ...............    B1       B+       6.00%        04/29/19    $  3,018,581
   2,382,000 AMC Entertainment, Inc., Term Loan B3 .........    Ba2      BB-      4.75%        02/07/18       2,404,295
   1,186,268 Mood Media Corp., Term Loan, First Lien .......    Ba3      BB-      7.00%        05/06/18       1,184,287
   4,500,000 Village Roadshow Films Ltd., Term Loan B ......    A2       NR       4.75%        11/06/17       4,522,500
                                                                                                           ------------
                                                                                                             11,129,663
                                                                                                           ------------

             OIL & GAS EXPLORATION & PRODUCTION - 2.3%
     387,097 Brand Energy, Canadian Term Loan ..............    B2        B       5.75%        10/16/16         383,872
   1,612,903 Brand Energy, Term Loan B2 ....................    B2        B       5.75%        10/16/16       1,599,468
   4,900,000 Chesapeake Energy Corp., Term Loan B ..........    Ba3      BB-      5.75%        12/02/17       4,814,250
   1,785,714 Plains Exploration, Term Loan B ...............    Ba1      BB       4.00%        10/15/19       1,792,411
                                                                                                           ------------
                                                                                                              8,590,001
                                                                                                           ------------

             OIL & GAS REFINING & MARKETING - 0.1%
     486,888 Citgo Petroleum Corp., Term Loan B ............    Ba2      BB+      8.00%        06/24/15         488,714
                                                                                                           ------------

             OTHER DIVERSIFIED FINANCIAL SERVICES - 5.1%
   3,000,000 First American Payment Systems, L.P.,
               Term Loan B .................................    B1        B       5.75%        10/11/18       2,994,750
   4,683,538 First Data Corp., Extended Term Loan ..........    B1       B+       5.21%        03/24/17       4,593,380
   2,000,000 First Data Corp., Term Loan ...................    B1       B+       5.21%        09/24/18       1,956,500
     583,333 Global Cash Access, Inc., Term Loan ...........    B1       BB       7.00%        03/01/16         586,250
   2,820,000 iPayment, Inc., Term Loan B ...................    Ba2      B+       5.75%        05/08/17       2,803,559
     871,795 Moneygram International, Term Loan B ..........    Ba2      BB-      4.25%        11/18/17         871,525
   1,980,000 Moneygram International, Term Loan B1 .........    Ba2      BB-      4.25%        11/18/17       1,979,386
   3,576,837 RPI Finance Trust, Term Loan B ................   Baa2     BBB-      4.00%        11/09/18       3,596,975
                                                                                                           ------------
                                                                                                             19,382,325
                                                                                                           ------------

             PACKAGED FOODS & MEATS - 4.1%
   3,500,000 Blue Buffalo Company, Ltd., Term Loan B .......    B1       B+       6.50%        08/07/19       3,497,830
   2,992,500 Ferrara Candy Company, Term Loan B ............    B2        B    7.50%-8.50%     06/08/18       3,017,428
   1,995,000 Hearthside Food Solutions, LLC, Term Loan A ...  NR (e)   NR (e)  6.50%-7.50%     06/05/18       1,985,025
   1,982,462 JBS USA, LLC, Term Loan B .....................    Ba3      BB       4.25%        10/17/18       1,975,028
   2,137,500 Pinnacle Foods Finance, LLC, Term Loan F ......    Ba3      B+       4.75%        10/17/18       2,152,206
   2,743,125 Smart Balance, Inc., Term Loan B ..............    B1       B+       7.00%        06/28/18       2,767,127
                                                                                                           ------------
                                                                                                             15,394,644
                                                                                                           ------------

             PAPER PACKAGING - 2.0%
   1,601,406 RanPak Corp., Term Loan B .....................  NR (e)   NR (e)     4.75%        04/20/17       1,581,388
   5,923,077 Reynolds Consumer Products
               Holdings, Inc., Term Loan ...................    B1       B+       4.75%        09/21/18       5,966,849
                                                                                                           ------------
                                                                                                              7,548,237
                                                                                                           ------------

             PHARMACEUTICALS - 6.0%
   3,190,633 Catalent Pharma Solutions, Inc., Term Loan ....    Ba3      BB-      5.25%        09/15/17       3,223,880
   3,661,570 IMS Health, Term Loan B .......................    Ba3      BB-      4.50%        08/26/17       3,688,262
   2,962,500 Jazz Pharmaceuticals, Inc., Term Loan B .......    Ba3     BBB-      5.25%        03/11/18       2,994,584
   3,428,571 Par Pharmaceutical, Inc., Term Loan B .........    B1       B+       5.00%        09/18/19       3,417,154
   3,661,803 Valeant Pharmaceuticals International, Inc.,
               Term Loan ...................................    Ba1     BBB-      4.25%        02/13/19       3,674,949
     600,000 Valeant Pharmaceuticals International, Inc.,
               Term Loan ...................................    Ba1     BBB-      4.25%        03/31/20         601,800
     509,970 Warner Chilcott, PLC, Term Loan B1 ............    Ba3     BBB-      4.25%        03/15/18         512,520
   1,342,878 Warner Chilcott, PLC, Term Loan B1 ............    Ba3     BBB-      4.25%        03/15/18       1,349,593


Page 12                See Notes to Financial Statements



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
NOVEMBER 30, 2012 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (b)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (c)     MATURITY (d)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

             PHARMACEUTICALS - (CONTINUED)
$    671,439 Warner Chilcott, PLC, Term Loan B2 ............   Ba3      BBB-      4.25%        03/15/18    $    674,796
     923,229 Warner Chilcott, PLC, Term Loan B3 ............   Ba3      BBB-      4.25%        03/15/18         927,845
   1,500,000 Warner Chilcott, PLC, Term Loan B4 ............   Ba3      BBB-      3.26%        08/15/17       1,496,250
     300,000 Warner Chilcott, PLC, Term Loan B5 ............   Ba3      BBB-      3.26%        08/15/17         299,250
                                                                                                           ------------
                                                                                                             22,860,883
                                                                                                           ------------

             PROPERTY & CASUALTY - 0.7%
     250,000 Cunnigham Lindsey Group Ltd., Term Loan,
                Second Lien ................................    B3       B-       9.25%        04/18/20         252,813
   2,400,000 Cunnigham Lindsey Group Ltd.,
               Term Loan, First Lien .......................   Ba3       B        5.00%        10/18/19       2,406,000
                                                                                                           ------------
                                                                                                              2,658,813
                                                                                                           ------------

             PUBLISHING - 0.6%
   2,142,857 Getty Images, Inc., Term Loan B ...............    B1       B        4.75%        09/25/19       2,150,293
     757,652 Yell Group, PLC, Term Loan B1 .................    Ca       SD       4.46%        07/31/14         149,447
                                                                                                           ------------
                                                                                                              2,299,740
                                                                                                           ------------

             REAL ESTATE OPERATING COMPANIES - 1.1%
   3,937,424 ClubCorp Club Operations, Inc., Term Loan .....   Ba2       BB       5.00%        11/30/16       3,986,642
                                                                                                           ------------

             REAL ESTATE SERVICES - 0.4%
   1,393,829 Realogy Corp., Term Loan, First Lien ..........    B1       B+       4.46%        10/10/16       1,391,223
                                                                                                           ------------

             RESEARCH & CONSULTING SERVICES - 3.9%
   4,009,523 Acosta, Inc., Term Loan .......................  NR(e)      B+       5.00%        03/02/18       4,042,120
   3,900,076 Advantage Sales & Marketing, Inc.,
               Term Loan, First Lien .......................  NR(e)      B+       5.25%        12/18/17       3,919,576
   3,398,470 Affinion Group, Inc., Term Loan B .............   Ba3       B+       6.50%        07/16/15       3,128,733
   1,717,857 Property Data, Inc., Term Loan ................    B1       B        7.00%        01/04/17       1,715,710
   1,975,000 Symphony IRI Group, Inc., Term Loan B2 ........    B1       B+       5.00%        12/01/17       1,975,000
                                                                                                           ------------
                                                                                                             14,781,139
                                                                                                           ------------

             RESTAURANTS - 1.8%
   3,022,678 Focus Brands, Inc., Term Loan, First Lien .....    B1       B     6.25%-7.25%     02/21/18       3,052,904
   1,500,000 Focus Brands, Inc., Term Loan, Second Lien ....   Caa1     CCC+     10.25%        08/21/18       1,515,000
   2,250,000 Wendy's International, Inc., Term Loan B ......    B1      BB-       4.75%        05/15/19       2,269,215
                                                                                                           ------------
                                                                                                              6,837,119
                                                                                                           ------------

             RETAIL REITS - 0.9%
   3,489,083 Capital Automotive L.P., Term Loan B ..........   Ba3       B+       5.25%        03/11/17       3,503,632
                                                                                                           ------------

             SECURITY & ALARM SERVICES - 0.3%
   1,200,000 Garda World Security, Term Loan B .............   Ba1       BB       4.50%        10/31/19       1,212,000
                                                                                                           ------------

             SEMICONDUCTORS - 1.0%
   3,951,546 Freescale Semiconductor, Inc.,
               Extended Term Loan ..........................    B1       B        4.46%        12/01/16       3,830,036
                                                                                                           ------------

             SPECIALIZED CONSUMER SERVICES - 2.6%
   5,581,364 Asurion Corp., Term Loan B ....................  NR(e)     BB-       5.50%        05/24/18       5,625,847
   1,250,000 Asurion Corp., Term Loan B1 ...................  NR(e)     BB-       4.75%        07/18/17       1,255,863
     891,720 Asurion Corp., Term Loan, Second Lien .........  NR(e)      B-       9.00%        05/24/19         916,688
   1,990,000 Expert Global Solutions, Inc., Term Loan B ....   Ba3       B        8.00%        04/03/18       2,003,691
                                                                                                           ------------
                                                                                                              9,802,089
                                                                                                           ------------


              See Notes to Financial Statements                          Page 13



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
NOVEMBER 30, 2012 (UNAUDITED)


  PRINCIPAL                                                     RATINGS (b)                     STATED
    VALUE                      DESCRIPTION                    MOODY'S    S&P    RATE (c)     MATURITY (d)      VALUE
------------ -----------------------------------------------  --------------  -------------  ------------  ------------
SENIOR FLOATING-RATE LOAN INTERESTS - (CONTINUED)

             SPECIALIZED FINANCE - 2.1%
$  2,000,000 AlixPartners, LLP, Term Loan B1 ...............    Ba3      B+       5.50%        06/01/17    $  2,001,000
   1,995,000 AlixPartners, LLP, Term Loan B2 ...............    Ba3      B+       6.50%        06/01/19       2,014,930
     987,500 Fly Leasing, Ltd., Term Loan B ................    B1      BBB-      6.75%        08/06/18         991,618
   3,000,000 Flying Fortress, Inc., Term Loan B ............    Ba2     BBB-      5.00%        06/30/17       3,031,890
                                                                                                           ------------
                                                                                                              8,039,438
                                                                                                           ------------

             SPECIALTY CHEMICALS - 5.1%
   2,388,000 Ascend Performance Materials, LLC,
               Term Loan B .................................  NR (e)   NR (e)     6.75%        04/10/18       2,340,240
   3,778,909 AZ Chemicals, Inc., Term Loan B ...............    Ba3      BB-      7.25%        12/22/17       3,835,593
   2,992,500 Emerald Performance Materials, LLC,
               Term Loan B .................................    B1        B       6.75%        05/18/18       2,992,500
   1,761,822 Houghton International, Inc., Term Loan B .....    B1        B       6.75%        01/29/16       1,761,822
   1,647,458 Nusil Technology, LLC, Term Loan,
               First Lien ..................................  NR (e)   NR (e)     5.25%        04/07/17       1,649,517
   1,980,000 OM Group, Inc., Term Loan B ...................    Ba2      BB-      5.75%        08/02/17       1,993,622
   1,470,000 Omnova Solutions, Inc., Term Loan B ...........    Ba2      B+       5.50%        05/31/17       1,484,700
   2,210,568 Polyone Corp., Term Loan B ....................    Ba1      BB-      5.00%        12/20/17       2,219,963
   1,160,833 Taminco Global Chemical Corp., Term Loan ......    B1       BB-      5.25%        02/15/19       1,168,507
                                                                                                           ------------
                                                                                                             19,446,464
                                                                                                           ------------

             STEEL - 0.9%
   3,500,000 Fortescue (FMG), Term Loan B ..................    Ba1      BB+      5.25%        10/12/17       3,508,750
                                                                                                           ------------

             SYSTEMS SOFTWARE - 3.3%
   1,333,333 Deltek, Inc., Term Loan B .....................    B1       B+       6.00%        10/04/18       1,342,333
   2,002,436 Open Solutions, Inc., Term Loan, First Lien ...    B3       B+       2.44%        01/23/14       1,884,793
   2,549,718 SS&C Technologies Holdings, Inc.,
               Term Loan B1 ................................    Ba3      BB-      5.00%        05/24/19       2,577,331
     263,764 SS&C Technologies Holdings, Inc.,
               Term Loan B2 ................................    Ba3      BB-      5.00%        05/24/19         266,621
   4,423,753 Vertafore, Inc., Term Loan, First Lien ........    B1       B+       5.25%        07/29/16       4,445,871
   1,800,000 Wall Street Systems, Inc., Term Loan B ........    B2        B       5.75%        10/31/19       1,793,250
                                                                                                           ------------
                                                                                                             12,310,199
                                                                                                           ------------

             TIRES & RUBBER - 0.9%
   3,571,429 Goodyear Tire & Rubber Co., Term Loan,
               Second Lien .................................    Ba1      BB       4.75%        04/30/19       3,589,286
                                                                                                           ------------

             TRUCKING - 1.7%
   2,285,714 Hertz Corp., Term Loan B ......................    Ba1      BB       3.75%        03/11/18       2,284,297
   2,862,565 SIRVA, Inc., Term Loan B ......................  NR (e)   NR (e)    10.75%        03/31/16       2,876,878
   1,445,467 Swift Transportation Co., Inc., Term Loan .....    B1       BB       5.00%        12/21/17       1,456,308
                                                                                                           ------------
                                                                                                              6,617,483
                                                                                                           ------------

             WIRELESS TELECOMMUNICATION SERVICES - 2.5%
   3,306,675 Crown Castle Operating Co., Term Loan B .......    Ba3      B+       4.00%        01/31/19       3,323,208
   3,150,000 Neustar, Inc., Term Loan B ....................    Ba2      BB+      5.00%        11/08/18       3,169,687
   2,992,500 Syniverse Holdings, Inc., Term Loan B .........    B1       BB-      5.00%        04/23/19       3,007,463
                                                                                                           ------------
                                                                                                              9,500,358
                                                                                                           ------------

             TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ................................................     558,777,521
             (Cost $557,319,270)                                                                           ------------


Page 14                See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
NOVEMBER 30, 2012 (UNAUDITED)


  PRINCIPAL                                                                      STATED
    VALUE                               DESCRIPTION                             RATE (c)     MATURITY (d)      VALUE
------------ ---------------------------------------------------------------  -------------  ------------  ------------
NOTES - 0.0%

             HOMEBUILDING - 0.0%
     727,273 TOUSA, Inc. (Payment-In-Kind
                Election Note) (h) (i) (j) (k) .............................     14.75%        07/01/15    $          0
                                                                                                           ------------
             TOTAL NOTES                                                                                              0
             (Cost $436,364)                                                                               ------------


   SHARES                                            DESCRIPTION                                              VALUE
------------ --------------------------------------------------------------------------------------------  ------------

WARRANTS - 0.0%
             BROADCASTING - 0.0%
      1,449  Cumulus Media, Inc. (h) (j) (l) ..........................................................           1,623
                                                                                                           ------------
             TOTAL WARRANTS ...........................................................................           1,623
             (Cost $0)                                                                                     ------------

PREFERRED STOCKS - 0.0%

             HOMEBUILDING - 0.0%
      4,273  TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred Stock) (h)(i)(j)(l) ....               0
                                                                                                           ------------
             TOTAL PREFERRED STOCKS ...................................................................               0
             (Cost $2,563,636)                                                                             ------------

             TOTAL INVESTMENTS - 147.6% ...............................................................     558,779,144
             (Cost $560,319,270) (m)

             OUTSTANDING LOAN - (42.8%) ...............................................................    (162,000,000)
             NET OTHER ASSETS AND LIABILITIES - (4.8%) ................................................     (18,074,213)
                                                                                                           ------------
             NET ASSETS - 100.0% ......................................................................    $378,704,931
                                                                                                           ============


(a) All or a portion of the securities are available to serve as collateral on the outstanding loan.
(b) Ratings below Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Group are considered to be below investment grade.
(c) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at November 30, 2012.
(d) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e) This Senior Loan was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
(f) Represents commitment fee rate on unfunded loan commitment.
(g) Delayed Draw Loan (see Note 2C - Unfunded Loan Commitments in the Notes to Financial Statements).
(h) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.
(i) This borrower has filed for protection in federal bankruptcy court.
(j) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 2D - Restricted Securities in the Notes to Financial Statements).
(k) This Senior Loan is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum is to be paid in cash and 13.75% of interest per annum shall be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) a combination thereof. Interest is to be paid semi-annually, however, the issuer is in default and income is not being accrued.
(l) Non-income producing security.
(m) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of November 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,950,240 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,490,366.

NR  Not Rated


                   See Notes to Financial Statements                     Page 15

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
NOVEMBER 30, 2012 (UNAUDITED)


VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of November 30, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                        LEVEL 2             LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT         SIGNIFICANT
                                                     VALUE AT          QUOTED          OBSERVABLE         UNOBSERVABLE
                                                    11/30/2012         PRICES            INPUTS              INPUTS
                                                   ------------      -----------      ------------        ------------
Senior Floating-Rate Loan Interests:
     Apparel Retail                                $  6,786,786      $        --      $  5,120,370        $  1,666,416
     Asset Management & Custody Banks                14,460,243               --        10,930,322           3,529,921
     Health Care Facilities                          19,009,905               --        18,683,238             326,667
     Health Care Services                            15,786,280               --        14,833,905             952,375
     Industrial Machinery                             4,611,857               --         2,821,033           1,790,824
     Packaged Foods & Meats                          15,394,644               --        13,409,619           1,985,025
     Specialty Chemicals                             19,446,464               --        16,453,964           2,992,500
     Trucking                                         6,617,483               --         3,740,605           2,876,878
     Other Industry Categories*                     456,663,859               --       456,663,859                  --
                                                   ------------      -----------      ------------        ------------
     Total Senior Floating-Rate Loan Interests      558,777,521               --       542,656,915          16,120,606
Notes*                                                       --               --                --                  --**
Warrants*                                                 1,623               --             1,623                  --
Preferred Stocks*                                            --               --                --                  --**
                                                   ------------      -----------      ------------        ------------
TOTAL INVESTMENTS                                  $558,779,144      $        --       542,658,538        $ 16,120,606
                                                   ============      ===========      ============        ============


* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

**  Market value is less than $1.

There were no transfers between Level 1 and Level 2.

All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. As of November 30, 2012, the Fund transferred Senior Floating-Rate Loan Interests valued at $4,998,582 from Level 3 to Level 2 and $7,555,110 from Level 2 to Level 3 of the fair value hierarchy. The Senior Floating-Rate Loan Interests that transferred between Level 3 and Level 2 did so primarily as a result of additional information obtained from an independent third party pricing vendor relating to the market activity of individual Senior Floating-Rate Loan Interests. Level 3 Senior Floating-Rate Loan Interests are valued based on third party pricing service prices obtained from dealer runs and indicative sheets from brokers.


Page 16                  See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
NOVEMBER 30, 2012 (UNAUDITED)


The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:


BEGINNING BALANCE AT MAY 31, 2012
     Senior Floating-Rate Loan Interests          $  16,377,616
     Notes                                                   --
     Common Stocks                                           --
     Warrants                                                --
     Preferred Stocks                                        --
Net Realized Gain (Loss)                                 33,057
Net Change in Unrealized Appreciation/Depreciation       73,054
Purchases
     Senior Floating-Rate Loan Interests              4,930,483
Sales
     Senior Floating-Rate Loan Interests             (7,850,132)
Transfers In
     Senior Floating-Rate Loan Interests              7,555,110
Transfers Out
     Senior Floating-Rate Loan Interests             (4,998,582)
                                                  -------------
ENDING BALANCE AT NOVEMBER 30, 2012
     Senior Floating-Rate Loan Interests             16,120,606
     Notes                                                   --**
     Warrants                                                --
     Preferred Stocks                                        --**
                                                  -------------
Total Level 3 holdings                            $  16,120,606
                                                  =============

Net change in unrealized appreciation/depreciation from Level 3 investments held as of November 30, 2012 was $117,829 and is included in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations.


                  See Notes to Financial Statements                      Page 17

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2012 (UNAUDITED)


ASSETS:
Investments, at value
   (Cost $560,319,270).........................................................................      $558,779,144
Cash...........................................................................................         1,900,161
Prepaid expenses...............................................................................           187,956
Receivables:
   Investment securities sold..................................................................        21,702,357
   Interest....................................................................................         3,593,101
   Fund shares sold............................................................................            54,058
                                                                                                     ------------
      Total Assets.............................................................................       586,216,777
                                                                                                     ------------

LIABILITIES:
Outstanding loan...............................................................................       162,000,000
Payables:
   Investment securities purchased.............................................................        44,732,230
   Investment advisory fees....................................................................           332,554
   Offering costs..............................................................................           175,000
   Interest and fees on loan...................................................................           145,489
   Administrative fees.........................................................................            54,184
   Audit and tax fees..........................................................................            28,735
   Printing fees...............................................................................            10,898
   Trustees' fees and expenses.................................................................             8,558
   Custodian fees..............................................................................             8,195
   Transfer agent fees.........................................................................             4,851
   Legal fees..................................................................................             2,240
   Financial reporting fees....................................................................               771
Other liabilities..............................................................................             8,141
                                                                                                     ------------
      Total Liabilities........................................................................       207,511,846
                                                                                                     ------------
NET ASSETS.....................................................................................      $378,704,931
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital................................................................................      $481,589,468
Par value......................................................................................           253,852
Accumulated net investment income (loss).......................................................         2,135,169
Accumulated net realized gain (loss) on investments............................................      (103,733,432)
Net unrealized appreciation (depreciation) on investments......................................       (1,540,126)
                                                                                                     ------------
NET ASSETS.....................................................................................      $378,704,931
                                                                                                     ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)...........................      $      14.92
                                                                                                     ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....        25,385,232
                                                                                                     ============


Page 18              See Notes to Financial Statements

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2012 (UNAUDITED)


INVESTMENT INCOME:
Interest.......................................................................................      $ 15,664,181
Other..........................................................................................           653,787
                                                                                                     ------------
   Total investment income.....................................................................        16,317,968
                                                                                                     ------------

EXPENSES:
Investment advisory fees.......................................................................         2,001,563
Interest and fees on loan......................................................................           911,630
Administrative fees............................................................................           194,078
Legal fees.....................................................................................           104,750
Printing fees..................................................................................            60,244
Custodian fees.................................................................................            32,103
Audit and tax fees.............................................................................            30,910
Trustees' fees and expenses....................................................................            17,266
Transfer agent fees............................................................................            14,516
Financial reporting fees.......................................................................             4,625
At the market offering costs...................................................................             2,397
Other..........................................................................................            33,056
                                                                                                     ------------
   Total expenses..............................................................................         3,407,138
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)...................................................................        12,910,830
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.....................................................         1,667,792
   Net change in unrealized appreciation (depreciation) on investments.........................         9,209,054
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................        10,876,846
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................      $ 23,787,676
                                                                                                     ============


              See Notes to Financial Statements                          Page 19

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                          SIX MONTHS
                                                                                             ENDED            YEAR
                                                                                          11/30/2012          ENDED
                                                                                          (UNAUDITED)       5/31/2012
                                                                                        -------------     -------------
OPERATIONS:
Net investment income (loss).......................................................     $  12,910,830     $  23,074,364
Net realized gain (loss)...........................................................         1,667,792         1,021,296
Net change in unrealized appreciation (depreciation)...............................         9,209,054        (8,968,841)
                                                                                        -------------     -------------

Net increase (decrease) in net assets resulting from operations....................        23,787,676        15,126,819
                                                                                        -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................       (12,870,048)      (21,979,654)
                                                                                        -------------     -------------

Total distributions to shareholders................................................       (12,870,048)      (21,979,654)
                                                                                        -------------     -------------

CAPITAL TRANSACTIONS:
Proceeds from Common Shares sold through at the market offerings...................            54,058                --
Proceeds from Common Shares reinvested.............................................           561,482           122,469
                                                                                        -------------     -------------

Net increase (decrease) in net assets resulting from capital transactions..........           615,540           122,469
                                                                                        -------------     -------------

Total increase (decrease) in net assets............................................        11,533,168        (6,730,366)
                                                                                        -------------     -------------

NET ASSETS:
Beginning of period................................................................       367,171,763       373,902,129
                                                                                        -------------     -------------

End of period......................................................................     $ 378,704,931     $ 367,171,763
                                                                                        =============     =============

Accumulated net investment income (loss) at end of period..........................     $   2,135,169     $   2,094,387
                                                                                        =============     =============

CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period...............................................        25,343,671        25,335,277
Common Shares sold through at the market offerings.................................             3,558                --
Common Shares issued as reinvestment under the Dividend Reinvestment Plan..........            38,003             8,394
                                                                                        -------------     -------------

Common Shares at end of period.....................................................        25,385,232        25,343,671
                                                                                        =============     =============


Page 20              See Notes to Financial Statements



FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2012 (UNAUDITED)



CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations.................  $  23,787,676
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
      Purchases of investments..................................................   (258,231,367)
      Sales, maturities and paydowns of investments.............................    253,480,749
      Net amortization/accretion of premiums/discounts on investments...........     (1,095,792)
      Net realized gain/loss on investments.....................................     (1,667,792)
      Net change in unrealized appreciation/depreciation on investments.........     (9,209,054)
CHANGES IN ASSETS AND LIABILITIES:
      Increase in interest receivable...........................................       (514,891)
      Decrease in dividends receivable..........................................         13,008
      Increase in receivable for fund shares sold...............................        (54,058)
      Increase in prepaid expenses..............................................       (164,877)
      Increase in interest and fees on loan payable.............................         15,711
      Decrease in investment advisory fees payable..............................         (4,747)
      Decrease in audit and tax fees payable....................................        (33,465)
      Decrease in legal fees payable............................................         (9,504)
      Decrease in printing fees payable.........................................        (16,161)
      Increase in administrative fees payable...................................         12,886
      Decrease in custodian fees payable........................................        (43,781)
      Increase in transfer agent fees payable...................................          1,879
      Increase in Trustees' fees and expenses payable...........................             41
      Increase in other liabilities payable.....................................            533
                                                                                  --------------

CASH PROVIDED BY OPERATING ACTIVITIES...........................................                   $    6,266,994
                                                                                                   --------------


CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from Common Shares sold..........................................         54,058
      Proceeds from Common Shares reinvested....................................        561,482
      Distributions to Common Shareholders......................................    (12,870,048)
      Offering Costs............................................................        175,000
      Proceeds from borrowing...................................................     17,000,000
      Repayment of borrowing....................................................    (13,000,000)
                                                                                  --------------

CASH USED IN FINANCING ACTIVITIES...............................................                       (8,079,508)
                                                                                                   --------------
Decrease in cash................................................................                       (1,812,514)
Cash at beginning of period.....................................................                        3,712,675
                                                                                                   --------------
CASH AT END OF PERIOD...........................................................                   $    1,900,161
                                                                                                   ==============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees...............................                   $      895,919
                                                                                                   ==============


              See Notes to Financial Statements                          Page 21

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                SIX MONTHS
                                                   ENDED         YEAR          YEAR          YEAR          YEAR           YEAR
                                                11/30/2012       ENDED         ENDED        ENDED          ENDED          ENDED
                                                (UNAUDITED)    5/31/2012   5/31/2011 (a)   5/31/2010     5/31/2009      5/31/2008
                                                -----------   -----------  -------------  -----------   -----------    -----------
Net asset value, beginning of period            $    14.49    $    14.76    $    13.96    $    11.79    $    16.42     $    18.91
                                                ----------    ----------    ----------    ----------    ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.51          0.91          0.73          0.47          0.87           1.45
Net realized and unrealized gain (loss)               0.43         (0.31)         0.77          2.15         (4.63)         (2.37)
Distributions paid to AMP (b) Shareholders from:
   Net investment income                                --            --            --         (0.02)        (0.09)         (0.20)
                                                ----------    ----------    ----------    ----------    ----------     ----------
Total from investment operations                      0.94         (0.60)         1.50          2.60         (3.85)         (1.12)
                                                ----------    ----------    ----------    ----------    ----------     ----------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
   Net investment income                             (0.51)        (0.87)        (0.70)        (0.43)        (0.78)         (1.37)
                                                ----------    ----------    ----------    ----------    ----------     ----------
Total distributions to Common Shareholders           (0.51)        (0.87)        (0.70)        (0.43)        (0.78)         (1.37)
                                                ----------    ----------    ----------    ----------    ----------     ----------
Net asset value, end of period                  $    14.92    $    14.49    $    14.76    $    13.96    $    11.79        $ 16.42
                                                ==========    ==========    ==========    ==========    ==========     ==========
Market value, end of period                     $    15.24    $    14.34    $    14.82    $    12.65    $    10.04        $ 14.76
                                                ==========    ==========    ==========    ==========    ==========     ==========
TOTAL RETURN BASED ON NET ASSET VALUE (c)             6.57%        (4.45)%       11.19%        22.99%       (22.07)%        (5.19)%
                                                ==========    ==========    ==========    ==========    ==========     ==========
TOTAL RETURN BASED ON MARKET VALUE (c)                9.99%        (2.95)%       23.20%        30.76%       (26.11)%        14.32%
                                                ==========    ==========    ==========    ==========    ==========     ==========
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO
    COMMON SHARES:
Ratio of total expenses to average net assets         1.82%(d)      1.88%         1.98%         2.42%         3.40%          3.63%
Ratio of total expenses to average net assets
excluding interest expense                            1.33%(d)      1.33%         1.31%         1.39%         1.62%          1.54%
Ratio of net investment income (loss) to
    average net assets                                6.90%(d)      6.38%         5.09%         3.49%         7.34%          8.52%
Ratio of net investment income (loss) to
    average net assets net of AMP Shares
    dividends (e)                                      N/A           N/A           N/A          3.37%         6.60%          7.34%
SUPPLEMENTAL DATA:
Portfolio turnover rate                                 46%           63%           95%           52%           15%            31%
Net assets, end of period (in 000's)            $  378,705    $  367,172    $  373,902    $  353,106    $  298,097     $  415,187
Ratio of total expenses to total average
    Managed Assets (f)                                1.28%(d)      1.31%         1.39%         1.77%         2.02%          2.22%
Ratio of total expenses to total average
   Managed Assets excluding interest
   expense (f)                                        0.94%(d)      0.93%         0.92%         1.01%         0.96%          0.94%
PREFERRED SHARES AND LOAN OUTSTANDING:
Total AMP Shares outstanding (g)                       N/A           N/A           N/A           N/A         3,200          4,000
Liquidation and market value per AMP share (h)         N/A           N/A           N/A           N/A        25,018         25,039
Asset coverage per share                               N/A           N/A           N/A           N/A       118,155(i)     128,797(i)
Total loan outstanding (in 000's)               $  162,000    $  158,000    $  160,000    $  153,500    $   57,050     $  175,000
Asset coverage per $1,000 of loan
    outstanding (j)                             $    3,338    $    3,324    $    3,337    $    3,300    $    7,627     $    3,944
-----------------------------------------------

(a) From inception to October 12, 2010, Four Corners Capital Management, LLC served as the Fund's Sub-Advisor. Effective October 12, 2010, the Leveraged Finance Investment Team of First Trust Advisors L.P. assumed the day-to-day responsibility for management of the Fund's portfolio.
(b) Auction Market Preferred ("AMP") Shares.
(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.
(d) Annualized.
(e) Ratio reflects the effect of distributions to AMP Shareholders.
(f) Managed Assets are calculated by taking the Fund's total asset value (which includes assets attributable to the Fund's AMP Shares, if AMP Shares are outstanding, and the principal amount of borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding AMP Shares, if AMP Shares are outstanding, and liabilities, other than the principal amount of borrowings.
(g) As of November 18, 2009, the Fund no longer has any Series A or Series B AMP Shares outstanding.
(h) Includes accumulated and unpaid distributions to AMP Shareholders.
(i) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the AMP Shares liquidation value), and dividing by the number of AMP Shares outstanding.
(j) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the AMP Shares liquidation value and the loan outstanding) and dividing by the outstanding loan balance in 000's.

N/A Not applicable


Page 22              See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2012 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust Senior Floating Rate Income Fund II (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FCT on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund attempts to preserve capital. The Fund pursues these objectives by investing in a portfolio of senior secured floating-rate corporate loans ("Senior Loans").1 There can be no assurance that the Fund will achieve its investment objectives. Investing in Senior Loans involves credit risk and, during periods of generally declining credit quality, it may be particularly difficult for the Fund to achieve its secondary investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The Senior Loans in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt securities and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably

1 The terms "security" and "securities" used throughout the Notes to Financial Statements include Senior Loans.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2012 (UNAUDITED)


expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

  1) the fundamental business data relating to the borrower/issuer;

  2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

  3) the type, size and cost of the security;

  4) the financial statements of the borrower/issuer;

  5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

  6) the information as to any transactions in or offers for the security;

  7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

  8) the coupon payments;

  9) the quality, value and salability of collateral, if any, securing the security;

 10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower's/issuer's management;

 11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

 12) borrower's/issuer's competitive position within the industry;

 13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

 14) other relevant factors.


The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

             o Quoted prices for similar investments in active markets.

             o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

             o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

             o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of November 30, 2012, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund didn't have any when-issued, delayed-delivery or forward purchase commitments as of November 30, 2012.

C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw loan commitments of $546,667 as of November 30, 2012.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2012 (UNAUDITED)


D. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of November 30, 2012, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.


                                                                                                             % OF
                                                                                                          NET ASSETS
                                                                                                          APPLICABLE
                                   ACQUISITION    PRINCIPAL       VALUE        CURRENT                    TO COMMON
SECURITY                              DATE      VALUE/SHARES    PER SHARE   CARRYING COST     VALUE         SHARES
--------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc. - Warrants      6/29/09          1,449      $  1.12     $          --    $  1,623        0.00% *
TOUSA, Inc. - Notes              7/31/07(1)     $  727,273            --          436,364          --        0.00
TOUSA, Inc. - Preferred Stocks   7/31/07(1)          4,273            --        2,563,636          --        0.00
                                                                            ----------------------------------------
                                                                            $   3,000,000    $  1,623        0.00% *
                                                                            ========================================

* Amount is less than 0.01%.

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage, if any. Distributions of any net long-term capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future

The tax character of distributions paid during the fiscal year ended May 31, 2012 and is as follows:


Distributions paid from:
Ordinary income................................................  $  21,979,654

As of May 31, 2012, the components of distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income..................................  $   2,161,651
Undistributed capital gains....................................             --
                                                                 -------------
Total undistributed earnings...................................      2,161,651
Accumulated capital and other losses...........................   (105,285,525)
Net unrealized appreciation (depreciation).....................    (10,932,143)
                                                                 -------------
Total accumulated earnings (losses)............................   (114,056,017)
Other..........................................................             --
Paid-in capital................................................    481,227,780
                                                                 -------------
Net assets.....................................................  $ 367,171,763
                                                                 =============

F. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2012 (UNAUDITED)


Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At May 31, 2012, the Fund had pre-enactment net capital losses for federal income tax purposes of $105,285,525 expiring as follows:

         EXPIRATION DATE             AMOUNT
         May 31, 2014         $   3,143,970
         May 31, 2016             3,611,723
         May 31, 2017            25,585,953
         May 31, 2018            68,278,827
         May 31, 2019             4,663,095

During the taxable year ended May 31, 2012, the Fund utilized pre-enactment capital loss carryforwards in the amount of $840,490.

The Fund is subject to certain limitations under the U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2009, 2010, 2011 and 2012 remain open to federal and state audit. As of May 31, 2012, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

G. EXPENSES:

The Fund pays all expenses directly related to its operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.75% of the Fund's Managed Assets (the average daily total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowings). First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. The Bank of New York Mellon serves as the Fund's Custodian in accordance with certain fee arrangements.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms until December 31, 2013, before rotating to serve as chairman of another committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

                     4. PURCHASES AND SALES OF INVESTMENTS

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended November 30, 2012, were $258,733,993 and $253,971,243, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2012 (UNAUDITED)


                                 5. BORROWINGS

The Fund entered into a Revolving Credit and Security Agreement (the "Credit Facility") on July 13, 2012, with Liberty Street Funding LLC as conduit lender and The Bank of Nova Scotia as secondary lender and agent for the secured parties under the agreement. The Credit Facility has an expiration date of July 12, 2013, and may be renewed annually. The Credit Facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have "asset coverage" of at least 300% (33-1/3% of the Fund's total assets after borrowings). The total commitment under the Credit Facility is $175,000,000. For the six months ended November 30, 2012, the average amount outstanding was $159,163,934. The loans under the Credit Facility funded generally bear interest for each settlement period at a rate per annum based on the commercial paper rate of the conduit lender. The high and low annual interest rates for the loans under the Credit Facility funded by the Conduit Lender during the six months ended November 30, 2012, were 0.46% and 0.24%, respectively, with a weighted average interest rate of 0.28%. The annual interest rate in effect for such loans at November 30, 2012 was 0.24%. The Fund also pays additional borrowing costs, which include a utilization fee at a per annum rate of 0.40% of the daily average of the aggregate outstanding principal amount of the advances during the prior calendar month, and a commitment fee at a per annum rate of the product of (i) 0.40% of the daily average of the total commitment in effect (or if terminated, the aggregate outstanding principal amount of the advances funded or maintained) during the preceding calendar month and (ii) 1.02.

                             6. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

HIGH-YIELD SECURITIES RISK: The Senior Loans in which the Fund invests are generally rated below investment grade by one or more rating agencies and are considered to be "high-yield" securities or "junk" debt. High-yield securities should be considered speculative as their low ratings indicate a quality of less than investment grade, and therefore carry an increased risk of default as compared to investment grade issues. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

High-yield securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. A reduction in an issuer's creditworthiness may result in the bankruptcy of an issuer or the default by an issuer on the interest and principal payments. The market for high-yield securities is smaller and less liquid than that for investment grade securities.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. If the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the Common Shares' return will be less than if leverage had not been used. The Fund borrowed pursuant to a leverage borrowing program, which constitutes a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. The rights of lenders to receive payments of interest on and repayments of principal on any borrowings made by the Fund under a leverage borrowing program are senior to the rights of holders of Common Shares, with respect to the payment of dividends or upon liquidation. If the Fund is not in compliance with certain Credit Facility provisions, the Fund may not be permitted to declare dividends or other distributions, including dividends and distributions with respect to Common Shares or purchase Common Shares. The use of leverage by the Fund increases the likelihood of greater volatility of NAV and market price of the Common Shares. Leverage also increases the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund may pay will reduce the return to the Common Shareholders or will result in fluctuations in the dividends paid on the Common Shares.

SENIOR LOAN RISK: In the event a borrower fails to pay scheduled interest or principal payments on a Senior Loan held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of the Senior Loan, which will likely reduce dividends and lead to a decline in the net asset value of the Fund's Common Shares. If the Fund acquires a Senior Loan from another lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that lender. Although Senior Loans may be secured by specific collateral, the value of the collateral may not equal the Fund's investment when the Senior Loan is acquired or may decline below the principal amount of the Senior Loan subsequent to the Fund's investment. Also, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, and/or may

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2012 (UNAUDITED)


lose all or substantially all of its value, causing the Senior Loan to be under collateralized. Therefore, the liquidation of the collateral underlying a Senior Loan may not satisfy the issuer's obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be readily liquidated.

CREDIT RISK: Credit risk is the risk that an issuer of a security held by the Fund will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened for the Fund because it invests a substantial portion of its net assets in "high yield" or "junk" debt; such securities involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal. Credit risk is heightened for loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy.

INTEREST RATE RISK. Interest rate risk, primarily applicable to fixed-rate securities, is the risk that the value of the debt securities in the Fund will decline because of rising market interest rates.

PRE-PAYMENT RISK. Loans are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

                           7. COMMON SHARE OFFERINGS

On November 21, 2012, the Fund and the Advisor entered into a sales agreement with JonesTrading Institutional Services, LLC ("JonesTrading") whereby the Fund may offer and sell up to 3,000,000 Common Shares from time to time through JonesTrading as agent for the offer and sale of the Common Shares. Sales of Common Shares pursuant to the sales agreement may be made in negotiated transactions or transactions that are deemed to be "at the market" as defined in Rule 415 under the 1933 Act, including sales made directly on the NYSE or sales made through a market maker other than on an exchange, at an offering price equal to or in excess of the net asset value per share of the Fund's Common Shares at the time such Common Shares are initially sold. The Fund intends to use the net proceeds from the sale of the Common Shares in accordance with its investment objectives and policies. Transactions for the period ended November 30, 2012 related to offerings under such sales agreement are as follows:


                                                             NET PROCEEDS
      COMMON                                                 RECEIVED IN
      SHARES           NET PROCEEDS      NET ASSET VALUE     EXCESS OF
      SOLD             RECEIVED          OF SHARES SOLD      NET ASSET VALUE
    ---------         -------------      ---------------     ---------------
       3,558           $     54,058       $     53,067        $       991

Additionally, estimated offering costs of $175,000 related to this offering were recorded as a prepaid asset and are being amortized to expense by the Fund on a straight line basis over the lesser of one year or until the Fund sells 3,000,000 Common Shares related to this offering.

                               8. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there was the following subsequent events:

On December 20, 2012, the Fund declared a dividend of $0.0875 per share to Common Shareholders of record on December 31, 2012, payable January 15, 2013.

On January 22, 2013, the Fund declared a dividend of $0.0875 per share to Common Shareholders of record on February 5, 2013, payable February 15, 2013.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2012 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

    (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

    (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2012 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Annual Meeting of Shareholders for the Fund was held on September 17, 2012 (the "meeting"). At the meeting, Trustee Niel B. Nielson was elected as Class II Trustee for a three-year term expiring at the Fund's annual meeting of shareholders in 2015. The number of votes cast in favor of Mr. Nielson was 22,723,322, the number of votes cast against Mr. Nielson was 414,212, and the number of abstentions was 0. Richard E. Erickson, Thomas R. Kadlec, James A. Bowen and Robert F. Keith are current and continuing Trustees. Messrs. Erickson and Kadlec are currently the Class I Trustees of the Fund for a term expiring at the Fund's annual meeting of shareholders in 2014. Messrs. Bowen and Keith are currently the Class III Trustees of the Fund for a term expiring at the Fund's annual meeting of shareholders in 2013.

                        INVESTMENT MANAGEMENT AGREEMENT

BOARD CONSIDERATIONS REGARDING APPROVAL OF CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Senior Floating Rate Income Fund II (the "Fund"), including the Independent Trustees, approved the continuation of the Investment Management Agreement (the "Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") at a meeting held on June 10-11, 2012. The Board determined that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the 1940 Act, as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor (including the relevant personnel responsible for these services and their experience); the advisory fees for the Fund as compared to fees charged to other clients of the Advisor and as compared to fees charged by investment advisors to comparable funds; expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor; any fall-out benefits to the Advisor; and information on the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Fund and the Advisor is a reasonable business arrangement from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor manages the Fund. The Board also considered that the Agreement was approved by shareholders of the Fund at a meeting held in December 2010.

In reviewing the Agreement, the Board considered the nature, extent and quality of services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Fund and reviewed the services provided by the Advisor to the Fund, noting that the Advisor's Leveraged Finance Team took over day-to-day management of the Fund's investments from the former sub-advisor in October 2010. The Board considered the Advisor's statement that it applies the same oversight model internally with its Leveraged Finance Team as it uses for overseeing external sub-advisors. The Board also received a presentation from members of the Leveraged Finance Team discussing how they manage the Fund's investments. The Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring compliance with the 1940 Act and the Fund's investment objectives and policies. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed the Fund consistent with its investment objectives and policies.

The Board considered the advisory fees paid under the Agreement. The Board considered the advisory fees charged by the Advisor to similar funds and other non-fund clients, noting that the Advisor does not provide advisory services to other closed-end funds with investment objectives and policies similar to the Fund's, but it does provide services to certain separately managed accounts with investment objectives and policies similar to the Fund's. The Board noted that the Advisor charges a lower advisory fee rate to the separately managed accounts, as well as the Advisor's statement that the nature of the services provided to the separately managed

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                         NOVEMBER 30, 2012 (UNAUDITED)


accounts is not comparable to those provided to the Fund. In addition, the Board received data prepared by Lipper Inc. ("Lipper"), an independent source, showing the advisory fees and expense ratios of the Fund as compared to the advisory fees and expense ratios of a peer group selected by Lipper and similar data for a separate peer group selected by the Advisor. The Board also received advisory fee and expense ratio data for a peer group of funds compiled by Morningstar Associates, LLC ("Morningstar"), an independent source. The Board noted that the Lipper, Advisor and Morningstar peer groups included only three overlapping peer funds. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund, including that (i) the Fund is unique in its composition, which makes assembling peers with similar strategies and asset mix difficult; (ii) peer funds may use different types of leverage which have different costs associated with them; and (iii) many of the peer funds are larger than the Fund, which causes the Fund's fixed expenses to be higher on a percentage basis as compared to the larger peer funds. The Board took these limitations into account in considering the peer data. In reviewing the peer data, the Board noted that the Fund's contractual advisory fee was equal to the median of both the Lipper and Advisor peer groups and below the median of the Morningstar peer group.

The Board also considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance and portfolio risk on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also received data prepared by Lipper comparing the Fund's performance to the Lipper peer group, as well as to a larger peer universe and to two benchmarks. In reviewing the Fund's performance as compared to the performance of the Lipper peer group and Lipper peer universe, the Board took into account the limitations described above with respect to creating a relevant peer group for the Fund. The Board also noted that the Advisor's Leveraged Finance Team did not begin managing the day-to-day investment of the Fund's assets until October 2010. The Board considered the Fund's dividend yield as of March 30, 2012 and an analysis prepared by the Advisor on the continued benefits provided by the Fund's leverage. In addition, the Board compared the Fund's premium/discount over the past eight quarters to the average and median premium/discount of the Advisor peer group over the same period, noting that the Fund's premium/discount was generally indicative of the asset class and market events.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory fees were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board noted the Advisor's statement that economies of scale in providing services to the Fund are not available at current asset levels. The Board determined that due to the Fund's closed-end structure, the potential for realization of economies of scale as Fund assets grow was not a material factor to be considered. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to the Fund for the twelve months ended December 31, 2011, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the Advisor's estimated profitability appeared to be not excessive in light of the services provided to the Fund. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund, including the Advisor's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

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FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b) There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    First Trust Senior Floating Rate Income Fund II
              ---------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  January 28, 2013
     --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date  January 28, 2013
     --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date  January 28, 2013
     --------------------

* Print the name and title of each signing officer under his or her signature.